Expected credit losses on financial assets and reconciliation of carrying amount	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Expected credit losses on financial assets and reconciliation of carrying amount	Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
a)    Reconciliation of carrying amount of Financial Assets
It is presented below the reconciliation by stage of gross carrying amount of Financial assets through other comprehensive income and Financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2019	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Closing balance December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	2,616,118	16,431,781	—	—	—	—	19,047,899
Financial assets amortized cost
Securities	2,266,971	(437,180)	—	—	—	—	1,829,791
Securities purchased under agreements to resell	9,490,090	(2,862,311)	—	—	—	—	6,627,779
Loans and credit card operations	—	3,599,808	—	—	—	—	3,599,808
Total on-balance exposures	14,373,179	16,732,098	—	—	—	—	31,105,277
Total exposures	14,373,179	16,732,098	—	—	—	—	31,105,277

Stage 2	Balance at December 31, 2019	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	Closing balance December 31, 2020

Financial assets amortized cost
Loans and credit card operations	—	325,621	—	—	—	—	325,621
Total on-balance exposures	—	325,621	—	—	—	—	325,621
Off-balance exposures (credit card limits)	—	35,810	—	—	—	—	35,810
Total exposures	—	361,431	—	—	—	—	361,431

Consolidated Stages	Balance at December 31, 2019	Derecognition	Purchases / (Settlements)	Closing balance December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	2,616,118	—	16,431,781	19,047,899
Financial assets amortized cost
Securities	2,266,971	—	(437,180)	1,829,791
Securities purchased under agreements to resell	9,490,090	—	(2,862,311)	6,627,779
Loans and credit card operations	—	—	3,925,429	3,925,429
Total on-balance exposures	14,373,179	—	17,057,719	31,430,898
Off-balance exposures (credit card limits)	—	—	—	35,810
Total exposures	14,373,179	—	17,057,719	31,466,708
For December 31, 2020, XP Group does not have financial assets classified as a Stage 3.

Stage 1	Balance at December 31, 2018	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Closing balance December 31, 2019

Financial assets at fair value through other comprehensive income
Securities	695,778	1,920,340	—	—	—	—	2,616,118
Financial assets amortized cost
Securities	155,292	2,111,679	—	—	—	—	2,266,971
Securities purchased under agreements to resell	6,570,610	2,919,480	—	—	—	—	9,490,090
Total on-balance exposures	7,421,680	6,951,499	—	—	—	—	14,373,179
Total exposures	7,421,680	6,951,499	—	—	—	—	14,373,179

Consolidated Stages	Balance at December 31, 2018	Purchases / (Settlements)	Closing balance December 31, 2019

Financial assets at fair value through other comprehensive income
Securities	695,778	1,920,340	2,616,118
Financial assets amortized cost
Securities	155,292	2,111,679	2,266,971
Securities purchased under agreements to resell	6,570,610	2,919,480	9,490,090
Total on-balance exposures	7,421,680	6,951,499	14,373,179
Total exposures	7,421,680	6,951,499	14,373,179
For December 31, 2019, XP Group does not have financial assets classified as a Stage 3.
The following table presents the gross carrying amount of Financial assets measured at amortized cost that have their ECLs measured using the simplified approach:

Operations	2020	2019

Financial assets amortized cost
Securities trading and intermediation	1,107,051	523,613
Accounts Receivable	512,777	466,530
Other financial assets	73,466	23,301
Total	1,693,294	1,013,444
b)    Expected credit loss
The table below presents the changes in ECLs, measured according three stage model, for assets classified as Financial assets through other comprehensive income –and Financial assets measured at amortized cost in the period ended December 31, 2020 and December 31, 2019, segregated by stages:

Stage 1	ECL at December 31, 2019	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	ECL at December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	—	8,855	—		—	—	8,855
Financial assets amortized cost
Securities	—	1,087	—	—	—	—	1,087
Securities purchased under agreements to resell	—	370	—	—	—	—	370
Loans and credit card operations	2	5,646	—	—	—	—	5,648
Total on-balance exposures	2	15,958	—	—	—	—	15,960
Total exposures	2	15,958	—	—	—	—	15,960

Stage 2	ECL at December 31, 2019	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	ECL at December 31, 2020

Financial assets amortized cost
Loans and credit card operations	—	1,453	—	—	—	—	1,453
Total on-balance exposures	—	1,453	—	—	—	—	1,453
Total exposures	—	1,453	—	—	—	—	1,453

Consolidated Stages	ECL at December 31, 2019	Derecognition	Increase / (Reversal)	ECL at December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	—	—	8,855	8,855
Financial assets amortized cost
Securities	—	—	1,087	1,087
Securities purchased under agreements to resell	—	—	370	370
Loans and credit card operations	2	—	7,099	7,101
Total on-balance exposures	2	—	17,411	17,413
Total exposures	2	—	17,411	17,413
The table below presents the ECLs for the financial assets measured according to simplified approach approach in the period ended December 31, 2020 and December 31, 2019:

Expected Credit Losses	2020	2019

Financial assets amortized cost
Securities trading and intermediation	55,485	18,630
Accounts Receivable	6,418	4,501
Other financial assets	3,312	3,497
Total	65,215	26,628
c)    Expected credit losses segregated by products
It is presented below the expected credit losses for 2020 and 2019, segregated by the products:

Expected Credit Losses	2020	2019

Financial assets at fair value through other comprehensive income	8,855	—
Securities	8,855	—
Financial assets amortized cost	73,956	27,247
Securities	1,087	—
Securities purchased under agreements to resell	370	—
Loans and credit card operations	7,101	2
Securities trading and intermediation	55,485	18,630
Accounts Receivable	6,418	4,501
Other financial assets	3,495	4,114
Total losses for exposures	82,811	27,247